November 1, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C., 20549

Re: Pacific Select Fund

(File Nos. 33-13954 and 811-5141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (XBRL) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on October 16, 2013 (accession number 0001193125-13-400077), to the Pacific Select Fund Prospectus Class I and P Shares dated May 1, 2013, as supplemented May 29, 2013, August 29, 2013 and September 30, 2013. Such supplements are incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3391 or by e-mail at jglallande@pacificlife.com.

Sincerely,

/s/ J.G. Lallande

J.G. Lallande, Esq.,

Fund Counsel

cc:	Audrey L. Cheng, Esq., Fund Counsel
Anthony H. Zacharski, Esq., Dechert LLP